Document and Entity Information	9 Months Ended
Sep. 30, 2012
Entity Information [Line Items]
Document Type	S-4
Amendment Flag	false
Document Period End Date	Sep. 30, 2012
Entity Registrant Name	Intelsat Jackson Holdings S.A.
Entity Central Index Key	0001537776
Entity Filer Category	Non-accelerated Filer
Entity Common Stock Outstanding	5,000,000